Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands		12 Months Ended
		May 31, 2024	May 31, 2023	May 31, 2022
Income Statement [Abstract]
Revenues, net		$ 9,394	$ 11,122	$ 11,894
Cost of revenue		(3,032)	(3,524)	(3,351)
Gross profit		6,362	7,598	8,543
Operating cost and expenses:
Selling and distribution		(133)	(127)	(227)
General and administrative		(7,475)	(6,604)	(5,699)
Total operating cost and expenses		(7,608)	(6,731)	(5,926)
(Loss) Profit from operations		(1,246)	867	2,617
Other income:
Gain from disposal of plant and equipment		7	1
Interest income	[1]
Interest expense		(41)	(47)	(55)
Government grant		110	158	73
Other income		68	108	15
Total other income, net		144	220	33
(Loss) Income before income taxes		(1,102)	1,087	2,650
Income tax refund/expense		125	(281)	(417)
NET (LOSS) INCOME		$ (977)	$ 806	$ 2,233
Net (loss) income per share
Net loss/income per share basic		$ (0.05)	$ 0.04	$ 0.24
Net loss/income per share diluted		$ (0.05)	$ 0.04	$ 0.24
Weighted average number of Ordinary Shares outstanding
Weighted average number of Ordinary Shares outstanding basic		18,038	18,038	9,375
Weighted average number of Ordinary Shares outstanding diluted		18,038	18,038	9,375
NET (LOSS) INCOME		$ (977)	$ 806	$ 2,233
Other comprehensive (loss) income:
Foreign currency translation adjustment		(143)	16	(96)
COMPREHENSIVE (LOSS) INCOME		$ (1,120)	$ 822	$ 2,137

[1]	The figures are insignificant.